Net Earnings per Share - Summary of Net Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES	569,657,000	582,269,000
Dilutive effect of stock options	29,000	777,000
Dilutive effect of share-settled performance share units ("PSUs")	0	56,000
Weighted average number of diluted common shares	569,686,000	583,102,000